Commitment and Contingencies - Schedule of Restructuring and Related Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 5	$ 12	$ 20
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	1
ASC | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5	6	6
IMS | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	6	13
Severance | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	0
Severance | ASC | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5	6	1
Severance | IMS | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	2
Facility abandonment | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	1
Facility abandonment | ASC | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	3
Facility abandonment | IMS | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	6	6
Inventory | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	0
Inventory | ASC | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	2
Inventory | IMS | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 0	$ 0	$ 5